Stockholders' Equity (Details Narrative 1) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015
Number of shares granted		330,000	290,000
2015 Stock Incentive Plan [Member]
Unrecognized stock based compensation expense			$ 80,732
Restricted Stock [Member]
Number of shares granted		1,814,055	1,361,055
Restricted Stock [Member] | 2015 Stock Incentive Plan [Member]
Number of shares granted			463,841
Accrued stock compensation expenses		$ 183,513	$ 179,079	$ 5,857	$ 33,063	$ 106,902
Description of award vesting amendment terms

The Company has the right to repurchase some or all of such shares upon termination of the individual’s service with the Company, whether voluntary or involuntary, for 60 months from the date of termination (“repurchase option”).

Award vesting percent on third anniversary	75.00%
Remaining award vesting percent on fourth anniversary	25.00%
Unrecognized stock based compensation expense			$ 2,347,898